UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way
         Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     November 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $597,138 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    56838   902188 SH       SOLE                   902188        0        0
CARDINAL HEALTH INC            COM              14149Y108    26024   667807 SH       SOLE                   667807        0        0
CLOROX CO DEL                  COM              189054109    13381   185714 SH       SOLE                   185714        0        0
COMCAST CORP NEW               CL A             20030N101    37236  1041701 SH       SOLE                  1041701        0        0
ECOLAB INC                     COM              278865100    57671   889848 SH       SOLE                   889848        0        0
EXPEDITORS INTL WASH INC       COM              302130109    43937  1208729 SH       SOLE                  1208729        0        0
EXXON MOBIL CORP               COM              30231G102      201     2196 SH       SOLE                     2196        0        0
KENEXA CORP                    COM              488879107      280     6100 SH       SOLE                     6100        0        0
MICROSOFT CORP                 COM              594918104    56230  1889465 SH       SOLE                  1889465        0        0
NEKTAR THERAPEUTICS            COM              640268108      230    21500 SH       SOLE                    21500        0        0
NIKE INC                       CL B             654106103    75835   799025 SH       SOLE                   799025        0        0
PAYCHEX INC                    COM              704326107    65949  1981032 SH       SOLE                  1981032        0        0
PROGRESSIVE CORP OHIO          COM              743315103    61322  2956707 SH       SOLE                  2956707        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      780    26800 SH       SOLE                    26800        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      235     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    16999   237520 SH       SOLE                   237520        0        0
US BANCORP DEL                 COM NEW          902973304      331     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    20377   244532 SH       SOLE                   244532        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      592    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    62690  1815525 SH       SOLE                  1815525        0        0